Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Tax-Free Cash Reserve Portfolio - Private Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.06%	0.06%	0.03%	0.05%	0.18%	0.43%	0.97%	1.02%